Summary of detailed information about accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable	$ 3,585	$ 281
Accrued research and development costs	510
Accrued employee benefits	472	130
Payroll tax and other statutory liabilities	7
Other accrued liabilities	1,267	601
Accounts Payables and accrued liabilities	$ 5,841	$ 1,012